Calvert
Global Real Estate Fund
September 30, 2023
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 4.4%
Goodman Group	5,276	$ 72,312
National Storage REIT	41,276	57,437
Region Group	20,453	26,405
Stockland	12,958	32,431
		$ 188,585
Belgium — 2.0%
Aedifica S.A.	517	$ 29,384
Shurgard Self Storage, Ltd.	720	28,506
Warehouses De Pauw CVA	1,221	30,175
		$88,065
Canada — 3.1%
Boardwalk Real Estate Investment Trust	1,155	$56,813
Chartwell Retirement Residences	7,420	56,159
InterRent Real Estate Investment Trust	2,409	22,152
		$135,124
France — 1.3%
Gecina S.A.	212	$21,615
Klepierre S.A.	1,329	32,541
		$54,156
Germany — 1.8%
LEG Immobilien SE(1)	598	$41,123
Vonovia SE	1,577	37,782
		$78,905
Hong Kong — 2.8%
Link REIT	11,320	$55,349
Sun Hung Kai Properties, Ltd.	3,500	37,345
Wharf Real Estate Investment Co., Ltd.	7,000	26,978
		$119,672
Japan — 10.7%
Invincible Investment Corp.	207	$85,497
Japan Metropolitan Fund Investment Corp.	50	32,428
Mitsubishi Estate Co., Ltd.	6,900	90,018
Mitsui Fudosan Co., Ltd.	6,600	145,358
Mitsui Fudosan Logistics Park, Inc.	10	31,495
Nippon Building Fund, Inc.	8	32,396
Nomura Real Estate Master Fund, Inc.	39	43,680
		$460,872
Netherlands — 0.4%
CTP NV	1,240	$17,712
		$17,712
Security	Shares	Value
Singapore — 1.1%
Frasers Logistics & Commercial Trust	62,200	$ 48,569
		$ 48,569
Spain — 0.7%
Merlin Properties Socimi S.A.	3,857	$ 32,452
		$ 32,452
Sweden — 1.1%
Castellum AB	3,093	$ 31,352
Pandox AB	1,599	16,969
		$48,321
Switzerland — 0.6%
PSP Swiss Property AG	205	$24,186
		$24,186
United Kingdom — 2.4%
Segro PLC	6,130	$53,601
UNITE Group PLC (The)	4,555	49,659
		$103,260
United States — 67.1%
Alexandria Real Estate Equities, Inc.	243	$24,324
American Tower Corp.	1,258	206,878
Americold Realty Trust, Inc.	1,572	47,805
AvalonBay Communities, Inc.	1,076	184,792
Brixmor Property Group, Inc.	2,979	61,904
CareTrust REIT, Inc.	2,131	43,686
Crown Castle, Inc.	471	43,346
Digital Realty Trust, Inc.	1,322	159,988
Equinix, Inc.	349	253,465
Equity Residential	1,230	72,213
Essex Property Trust, Inc.	391	82,927
Extra Space Storage, Inc.	359	43,647
Federal Realty Investment Trust	516	46,765
Hilton Worldwide Holdings, Inc.	154	23,128
Host Hotels & Resorts, Inc.	3,276	52,645
Iron Mountain, Inc.	1,426	84,776
Mid-America Apartment Communities, Inc.	607	78,091
Prologis, Inc.	3,017	338,538
Public Storage	554	145,990
Rayonier, Inc.	1,118	31,818
Realty Income Corp.	4,116	205,553
Rexford Industrial Realty, Inc.	796	39,283
SBA Communications Corp.	231	46,239
Simon Property Group, Inc.	1,191	128,664
Sun Communities, Inc.	430	50,886
Urban Edge Properties	1,424	21,730
Welltower, Inc.	4,019	329,237

Calvert
Global Real Estate Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Weyerhaeuser Co.	1,384	$ 42,433
		$2,890,751
Total Common Stocks (identified cost $4,888,567)		$4,290,630

Short-Term Investments — 1.1%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(2)	44,295	$ 44,295
Total Short-Term Investments (identified cost $44,295)		$ 44,295

Total Investments — 100.6% (identified cost $4,932,862)	$4,334,925
Other Assets, Less Liabilities — (0.6)%	$ (23,817)
Net Assets — 100.0%	$4,311,108

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.
At September  30, 2023, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Residential	15.7%
Industrial	14.6
Retail	12.1
Diversified	12.1
Health Care	10.6
Data Centers	9.6
Infrastructure REITs	6.9
Self Storage	6.4
Lodging/Resorts	4.1
Specialty	2.0
Industrial/Office Mixed	1.9
Office	1.8
Timber REITs	1.7
Total	99.5%

Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at September 30, 2023.

Calvert
Global Real Estate Fund
September 30, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At September 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $44,295, which represents 1.1% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$54,780	$1,024,366	$(1,034,851)	$ —	$ —	$44,295	$1,232	44,295

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$188,585	$ —	$188,585
Belgium	—	88,065	—	88,065
Canada	135,124	—	—	135,124
France	—	54,156	—	54,156
Germany	—	78,905	—	78,905
Hong Kong	—	119,672	—	119,672
Japan	—	460,872	—	460,872
Netherlands	—	17,712	—	17,712
Singapore	—	48,569	—	48,569
Spain	—	32,452	—	32,452
Sweden	—	48,321	—	48,321
Switzerland	—	24,186	—	24,186
United Kingdom	—	103,260	—	103,260
United States	2,890,751	—	—	2,890,751
Total Common Stocks	$3,025,875	$1,264,755(1)	$ —	$4,290,630
Short-Term Investments	$44,295	$ —	$ —	$44,295
Total Investments	$3,070,170	$1,264,755	$ —	$4,334,925

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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